Notes Payable (Details) - Schedule of Promissory - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Promissory [Abstract]
Promissory notes payable	$ 20,237,559	$ 20,243,335
Less: Discount	5,117,631	6,822,622
Less: Deferred finance costs	49,132	82,466
Promissory notes payable, net	$ 15,070,796	$ 13,338,247